United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company
Investment Company Act file number: 811-05807
Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

225 East Mason Street, Suite 802, Milwaukee, WI 53202-3657
(Address of principal executive offices) (zip code)
Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
225 East Mason Street
Suite 802
Milwaukee, WI 53202-3657
(414) 765-1107
(Name and address of agent for service)
Registrant's telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS
Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of September 30, 2015) (unaudited)

Common Stock (99.8% of total investments)
Industry
Bank	Shares	Cost	Market Value	% of Total Investments
Wells Fargo & Company	15,000	$597,750	$770,250
			$770,250	(2.9%)
Consumer
The Coca-Cola Company	28,000	1,058,939	1,123,360
Colgate-Palmolive Co.	12,000	72,938	761,520
PepsiCo, Inc.	10,000	168,296	943,000
Procter & Gamble Company	15,000	1,038,636	1,079,100
			$3,906,980	(14.6%)
Data Processing
Automatic Data Processing, Inc.	16,000	490,404	1,285,760
Paychex, Inc.	31,500	853,258	1,500,345
			$2,786,105	(10.4%)
Drug/Medical Device
Abbott Laboratories Inc.	7,500	175,588	301,650
Johnson & Johnson	11,000	730,210	1,026,850
Stryker Corp.	16,500	72,531	1,552,650
			$2,881,150	(10.8%)
Industrial
Capital Southwest Corp.	25,750	1,145,483	1,220,550
Deere & Company	10,000	823,547	740,000
Emerson Electric Co.	25,500	1,193,259	1,126,335
Illinois Tool Works Inc.	15,500	710,498	1,275,805
SL Industries Inc.*	11,800	442,543	401,200
Waters Corp.*	6,000	302,341	709,260
			$5,473,150	(20.5%)
Insurance
AFLAC Corp.	19,000	1,018,259	1,104,470
Berkshire Hathaway Inc.*	17,000	1,303,475	2,216,800
The Chubb Corporation	14,000	752,716	1,717,100
Markel Corp.*	1,875	1,199,077	1,503,488
White Mountains Insurance Group, Ltd.	1,000	730,019	747,300
			$7,289,158	(27.3%)
Mutual Fund Managers
Franklin Resources, Inc.	45,000	1,884,631	1,676,700
T. Rowe Price Group Inc.	18,500	1,326,645	1,285,750
			$2,962,450	(11.1%)
Retailer
eBay Inc.*	25,000	673,985	611,000
			$611,000	(2.3%)

Total common stock investments			$26,680,243
Money Market Funds (0.2% of total investments)			LEVEL ONE
			Market Value	% of Total Investments
Federated Government Oblig. #5 Inst., 0.0%			42,876
			$42,876	(0.2%)
Total investments			$26,723,119
All other assets			59,114
Accrued investment advisory fees			34,999
Accrued director fees			17,000
All other liabilities			13,421
Total net assets			$26,716,813
*Non-dividend paying security

Footnote:

The following information is based upon federal income tax cost of portfolio investments as of September 30, 2015:

Net unrealized appreciation	$7,915,213

Federal income tax basis	$18,791,261

ITEM 2.	Controls and Procedures

(a)	As of October 5, 2015, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant). Based on that evaluation, the registrant's President and Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

(b)	Fair Value Accounting—Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provides a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly.  These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.  These level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.